SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Issuance of common stock under Purchase Agreement

On July 12, 2021, the Company issued 1,004,120 shares of common stock under the terms of the Purchase Agreement to Tumim for proceeds of $14.8 million.

On July 30, 2021, the Company issued a purchase notice to Tumim to purchase 2,909,393 shares of the Company's common stock. Proceeds from this sale will be approximately $30.0 million to $35.0 million based on the volume weighted average prices of the Company's common stock from July 30, 2021 through August 3, 2021.
SUBSEQUENT EVENTSDuring the first quarter of 2021, the Company repaid its term note with JP Morgan Chase for $4.1 million.